Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic Loss Per Share (EPS)
The computation of basic loss per share ("EPS") is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2021	2020	2019
Basic loss per share	(1.43)	(4.22)	(5.54)
Diluted loss per share	(1.43)	(4.22)	(5.54)
Issued shares at the end of the year (1)	137,218,175	110,159,352	56,139,033
Weighted average number of shares outstanding during the year (1)	134,726,336	75,177,352	53,739,313

	2021	2020	2019
Convertible bonds	5,540,079	5,339,549	5,226,767
Share options	5,670,000	885,000	1,178,750